N-2 - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
		Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2024	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Cover [Abstract]
Entity Central Index Key					0001263994
Amendment Flag					false
Document Type					N-CSRS
Entity Registrant Name					Reaves Utility Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 4. CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized.

The Fund has a registration statement on file with the SEC (the “Shelf Registration Statement”), pursuant to which the Fund may offer common shares, from time to time, in one or more offerings, up to a maximum aggregate offering price of $600,000,000 on terms to be determined at the time of the offering.

On September 19, 2022, the Fund entered into a distribution agreement (the “Distribution Agreement”) with Paralel Distributors LLC (“Paralel Distributors”), pursuant to which the Fund may offer and sell up to 8,000,000 of the Fund’s common shares from time to time through Paralel Distributors and a sub-placement agent in transactions deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended. The Distribution Agreement was amended on February 6, 2024, which increased the number of common shares that may be offered to 16,065,000.

During the period ended April 30, 2024, 4,260,902 common shares under the Distribution Agreement were sold totaling $110,765,238 in proceeds to the Fund, net of offering costs of $12,328. For the shares sold during the period ended April 30, 2024 pursuant to the Distribution Agreement, commissions totaling $1,118,974 were paid, of which $223,795 was retained by Paralel Distributors with the remainder paid to a sub-placement agent.

Offering costs paid as a result of the Fund’s Shelf Registration Statement but not yet incurred as of April 30, 2024 are approximately $11,522.

Transactions in common shares were as follows:

	Period Ended April 30, 2024	Year Ended October 31, 2023
Common Shares outstanding - beginning of period	77,203,272	71,977,353
Common Shares issued from sale of shares	4,260,902	4,937,304
Common Shares issued as reinvestment of dividends	168,306	288,615
Common Shares outstanding - end of period	81,632,480	77,203,272

Document Period End Date					Apr. 30, 2024
Borrowings Outstanding [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 545,000	$ 520,000	$ 500,000	$ 545,000	$ 450,000	$ 345,000	$ 445,000	$ 445,000	$ 320,000	$ 320,000	$ 320,000	$ 290,000
Senior Securities Coverage per Unit	[1]	$ 4,908	$ 4,642	$ 4,989	$ 4,908	$ 5,796	$ 5,811	$ 5,000	$ 4,472	$ 6,040	$ 4,489	$ 3,747	$ 4,273
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price		26.26	24.56	27.62	26.26	33.96	31.45	37.09	30.36	31.02	30.00	29.67	30.88
NAV Per Share		$ 26.09	$ 24.53	$ 27.71	$ 26.09	$ 33.09	$ 30.77	$ 36.52	$ 31.74	$ 33.14	$ 32.53	$ 30.29	$ 32.71	$ 27.91
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		81,632,480	77,203,272	71,977,353

[1]	Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of Leverage Facility) from the Fund’s total assets and dividing by the principal amount of the Leverage Facility and then multiplying by $1,000.